Intangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 3,414	$ 40,291
Impairment	(2,032)
Ending balance	$ 1,939	3,414	$ 40,291
Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	3 years
Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	10 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 3,503	40,291	18,235
Additions	3,321	15,411	25,294
Reclassified to discontinued operations		(38,677)
Impairment	(4,691)	(17,601)
Assets reclassified as held for sale		(38,677)
Foreign exchange on translation	298	4,079	(3,238)
Ending balance	2,431	3,503	40,291
Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(89)
Charge	(375)	(89)
Foreign exchange on translation	(28)
Ending balance	(492)	(89)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,414	40,291
Ending balance	$ 1,939	3,414	40,291
Development costs | Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	5 years
Development costs | Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	10 years
Digital Bills of Exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 1,414
Ending balance		1,414
Digital Bills of Exchange | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,414
Additions	482	1,414
Impairment	(2,032)
Foreign exchange on translation	136
Ending balance		1,414
Project development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	56	39,817
Ending balance	202	56	39,817
Project development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	56	39,817	18,034
Additions	2,839	12,438	25,021
Reclassified to discontinued operations		(38,677)
Impairment	(2,659)	(17,601)
Assets reclassified as held for sale		(38,677)
Foreign exchange on translation	(34)	4,079	(3,238)
Ending balance	202	56	39,817
SKA-Platform
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,794	474
Ending balance	$ 1,669	1,794	474
Estimated useful lives, intangible assets	7 years
SKA-Platform | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 1,883	474	201
Additions		1,409	273
Foreign exchange on translation	182
Ending balance	2,065	1,883	$ 474
SKA-Platform | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(89)
Charge	(284)	(89)
Foreign exchange on translation	(22)
Ending balance	(396)	(89)
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	150
Ending balance	68	150
Website | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	150
Additions		150
Foreign exchange on translation	14
Ending balance	164	150
Website | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Charge	(91)
Foreign exchange on translation	(5)
Ending balance	(96)
Intangible assets relating to the satellite division and digital bills of exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment	(4,691)	$ (17,601)
Intangible assets other than those relating to the satellite division and digital bills of exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment	$ 0